Related party transactions - Additional Information (Detail)											1 Months Ended									2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2019 USD ($)	May 31, 2019 CAD ($)	Mar. 28, 2018 CAD ($)	Mar. 28, 2018 EUR (€)	Jul. 28, 2017 USD ($)	Jul. 28, 2017 CAD ($)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 CAD ($)	Jan. 01, 2016 EUR (€)	Jan. 31, 2021	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Nov. 30, 2018 CAD ($)	Nov. 30, 2018 EUR (€)	May 31, 2009 USD ($)	May 31, 2009 CAD ($)	Sep. 30, 2020	Mar. 27, 2021 USD ($)	Dec. 31, 2020	Mar. 27, 2021 USD ($)	Mar. 27, 2021 CAD ($)	Mar. 27, 2021 EUR (€)	Mar. 28, 2020 USD ($)	Mar. 28, 2020 CAD ($)	Mar. 28, 2020 EUR (€)	Mar. 30, 2019 USD ($)	Mar. 30, 2019 CAD ($)	Mar. 30, 2019 EUR (€)	Mar. 27, 2021 CAD ($)	May 31, 2019 CAD ($)	Jul. 28, 2017 CAD ($)
Related Party Transaction [Line Items]
Amount paid to related party																$ 61,000	€ 40,000
Related party expenses																							$ 30,000			$ 68,000			$ 167,000
Executive Chairman [Member]
Related Party Transaction [Line Items]
Annual compensation							$ 388,000	€ 250,000
Related party costs																								$ 332,000	€ 213,000		$ 345,000	€ 233,000		$ 385,000	€ 250,000
Executive Chairman [Member] | COVID-19 [Member]
Related Party Transaction [Line Items]
Percentage of fee reduction													20.00%	20.00%	20.00%						20.00%	10.00%
Niccolo rossi Chairman of Executive [Member]
Related Party Transaction [Line Items]
Related party expenses																							$ 260,000	$ 340,000
Montrovest BV [Member]
Related Party Transaction [Line Items]
Cash received from related party					$ 2,500,000	$ 3,300,000												$ 1,500,000	$ 2,000,000
Annual interest rate					11.00%	11.00%																	11.00%	11.00%	11.00%
Effective interest rate					12.00%																12.00%		12.00%									12.00%		12.00%
Cash received from related party																					$ 1,250,000		$ 1,250,000				1,800,000					$ 1,600,000
Advances payable to related party																					1,500,000		1,500,000				2,100,000					1,900,000
Loan outstanding balance	$ 1,250,000																																$ 1,800,000
Related party debt extension term	1 year	1 year
Montrovest BV [Member] | July 2018 [Member]
Related Party Transaction [Line Items]
Advances payable to related party																					$ 1,250,000		$ 1,250,000									$ 1,550,000
Montrovest BV [Member] | July 2019 [Member]
Related Party Transaction [Line Items]
Advances payable to related party					$ 1,250,000																													$ 1,550,000
Gestofi [Member]
Related Party Transaction [Line Items]
Amount paid to related party									$ 202,000	€ 140,000														$ 0	€ 0		0	0		61,000	40,000
Notice days for non renewal									60 days	60 days
Agreement additional renewal term									1 year	1 year
Regaluxe [Member]
Related Party Transaction [Line Items]
Agreement additional renewal term																							1 year	1 year	1 year
Related party expenses	$ 130,000	$ 170,000																						$ 30,000	€ 20,000		68,000	46,000	$ 127,000	167,000
Carlo coda [Member]
Related Party Transaction [Line Items]
Related party expenses			$ 222,000	€ 146,801
Related party costs																								$ 209,000	€ 135,000		$ 229,000	€ 154,000		$ 231,000	€ 153,000
Carlo coda [Member] | COVID-19 [Member]
Related Party Transaction [Line Items]
Percentage of fee reduction											20.00%	10.00%	20.00%	20.00%	20.00%					10.00%